As filed with the Securities and Exchange Commission on December
                            26, 2002
               Registration No. 333-82705/811-5672

               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            FORM N-4
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       PRE-EFFECTIVE AMENDMENT NO.                     ( )
          POST-EFFECTIVE AMENDMENT NO. 6           (X)

                             and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT
                       COMPANY ACT OF 1940
             AMENDMENT NO.   102                 (X)
                (Check appropriate box or boxes)

                   WRL SERIES ANNUITY ACCOUNT
                   (Exact Name of Registrant)

           WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                       (Name of Depositor)
                      570 Carillon Parkway
                 St. Petersburg, Florida  33716
 (Address of Depositor's Principal Executive Offices) (Zip Code)
       Depositor's Telephone Number, including Area Code:
                         (727) 299-1800


                         John K. Carter
                Vice President and Senior Counsel
           Western Reserve Life Assurance Co. of Ohio
                      570 Carillon Parkway
                 St. Petersburg, Florida  33716
             (Name and Address of Agent for Service)

                            Copy to:

                  Mary Jane Wilson-Bilik, Esq.
                 Sutherland Asbill & Brennan LLP
                 1275 Pennsylvania Avenue, N.W.
                   Washington, D.C. 20004-2415


Title of Securities Being Registered: Units of interest in the separate account under flexible payment deferred variable annuity contracts.

It is proposed that this filing will become effective (check appropriate space)

     immediately upon filing pursuant to paragraph (b) of Rule 485


    X  on_December 31, 2002, pursuant to paragraph (b) of Rule 485

____60 days after filing pursuant to paragraph (a) of Rule 485 on _____________, pursuant to paragraph (a) of Rule 485





















































                             PART A

                       THE PROSPECTUS FROM
POST-EFFECTIVE AMENDMENT  NO. 4, AS SUPPLEMENTED, IS INCORPORATED
                       HEREIN BY REFERENCE



















































                       WRL FREEDOM PREMIER
                        VARIABLE ANNUITY
                         Issued Through
                   WRL SERIES ANNUITY ACCOUNT
                               By
           WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

  Supplement Dated December 31, 2002 to Prospectus Dated May 1,
                              2002
        as Supplemented May 1, 2002 and November 1, 2002

Please use this supplement with the WRL Freedom Premier prospectus dated May 1, 2002, as supplemented May 1, 2002 and
November 1, 2002. Please read this supplement carefully and keep it with your May 1, 2002 prospectus, as supplemented May 1, 2002 and November 1, 2002, for future reference.

Effective as of the date of this supplement, we have increased the Guaranteed Minimum Income Benefit Rider charge from 0.35% to 0.45%. If you purchase this rider or if you upgrade this rider, then the new 0.45% charge will apply. However, if you have already purchased this rider and if you do not upgrade your rider, then your current Guaranteed Minimum Income Benefit Rider charge will remain unchanged.

As a result of the Guaranteed Minimum Income Benefit Rider charge increase, the prospectus is amended in the following respects:

SUMMARY

    Section 5. Expenses -- first sentence of eighth full paragraph on page 7:

  If you select the Guaranteed Minimum Income Benefit Rider, there is a current annual rider charge during the accumulation phase of 0.45% of the minimum annuitization value (not to exceed 0.50% if you upgrade the rider).

ANNUITY CONTRACT FEE TABLE

    fifth and sixth line items in the first column under Owner
  Transaction Expenses on page 14:

Guaranteed Minimum Income
Benefit Rider Charge During the
Accumulation Period (optional) (5).............0.45%
Guaranteed Minimum Income Benefit
Rider Charge After Upgrade (5)  (optional)
 Current........................0.45%
 Maximum.......................0.50%

    footnote (5) on page 15 - the first six sentences are replaced with the following:



(5) This rider is optional. You may add this rider when we issue the Contract, or anytime before the annuitant's 90th birthday. If you add it, whether as a new rider or an upgrade, we will impose during the accumulation period an annual rider charge equal to 0.45% of the minimum annuitization value on each rider anniversary and pro rata on the termination date of the rider (which includes upgrades of the minimum annuitization value and Contract surrender). If you choose to upgrade the rider, the charge for the rider after the upgrade is currently 0.45%, but we reserve the right to increase the rider charge after upgrade to 0.50%. Once the rider is issued, the rider charge will not change. Keep in mind that the current rider charge (0.45%) may be higher if you upgrade the rider at a later date because we may increase the rider charge after upgrade up to the maximum (0.50%).

  The remainder of this footnote is unchanged.

EXAMPLES

    first paragraph on page 17:

  The expense examples reflect mortality and expense risk and administrative charges totaling 1.65% of subaccount value (assuming that the compounding/monthly step-up death benefit has been added), the $30 annual Contract charge, plus the Guaranteed Minimum Income Benefit Rider charge of 0.50% (which represents the maximum rider charge after upgrade) of minimum annuitization value (MAV) and the Additional Earnings Rider charge of 0.35% of annuity value. In the examples, the annual Contract charge of $30, the Guaranteed Minimum Benefit Rider charge of 0.50% (which represents the maximum rider charge after upgrade) and the Additional Earnings Rider charge of 0.35% are charged at the end of every Contract year. Because the current Guaranteed Minimum Income Benefit Rider charge is 0.45%, the amounts in the examples will be lower unless or until you upgrade the Guaranteed Minimum Income Benefit Rider at a time when the charge is 0.50%.

    Examples table and footnotes on page 17:

                                        If you Annuitize* or
                                         Remain Invested in
                  If You Surrender the  the Contract at the
Subaccounts        Contract at the End       End of the
                    of the Applicable     Applicable Time
                       Time Period      Period or If You Do
                                          Not Surrender or
                                        Annuitize Under the
                                              Contract
                   1     3    5      10      1    3     5    10
                 Year  Years Years  Years  Year  Years  Years  Years

WRL AEGON Bond    $102  $159 $210    $368   $32    $99  $170  $368
WRL Aggressive    110   182  248    440     40   122    208   440
Asset Allocation
WRL Alger         106   172  231    408     36   112    191   408
Aggressive Growth
WRL American      112   187  256    455     42   127    216   455
Century
International
WRL Capital       107   175  236    418     37   115    196   418
Guardian U.S.
Equity
WRL Capital       106   171  230    405     36   111    190   405
Guardian Value
WRL Clarion Real  107   173  232    411     37   113    192   411
Estate Securities
WRL Conservative  110   183  250    443     40   123    210   443
Asset Allocation
WRL Dreyfus Mid   107   173  232    411     37   113   192   411
Cap
WRL Federated     105   168  226    398     35   108   186   398
Growth & Income
WRL Gabelli       109   178  242    429     39   118   202   429
Global Growth
WRL GE U.S.       106   171  230    405     36   111   190   405
Equity
WRL Goldman Sachs 107   173  232    411     37   113   192   411
Growth
WRL Great         106   169  227    400     36   109   187   400
Companies -
America SM **
WRL Great         107   173  232    411     37   113   192   411
Companies -
Global2
WRL Great         107   172  232    410     37   112   192  410
Companies -
TechnologySM
WRL J.P. Morgan   105   169  226    399     35   109   186  399
Enhanced Index
WRL Janus         111   184  252    447     41   124   212  447
Balanced
WRL Janus Global  106   171  230    406     36   111   190  406
WRL Janus Growth  106   169  227    400     36   109   187  400
WRL LKCM Capital  107   173  232    411     37   113   192  411
Growth
WRL LKCM          106   169  227    400     36   109   187  400
Strategic Total
Return
WRL Moderate      110   183  249    442     40   123   209  442
Asset Allocation
WRL Moderately    110   182  248    440   40     122   208  440
Aggressive Asset
Allocation
WRL Munder Net50  107   173  232    411   37     113   192  411
WRL PBHG Mid Cap  107   173  232    411   37     113   192  411
Growth
WRL PBHG/NWQ      106   171  230    405   36     111   190  405
Value Select
WRL PIMCO Total   109   178  242    429   39     118   202  429
Return
WRL Salomon All   107   173  232    411   37     113   192  411
Cap
WRL T. Rowe Price 107   173  232    411   37     113   192  411
Dividend Growth
WRL T. Rowe Price 107   173  232    411   37     113   192  411
Small Cap
WRL Third Avenue  106   170  229    403   36     110   189  403
Value
WRL Transamerica  110   181  247    438   40     121   207  438
Convertible
Securities
WRL Transamerica  105   168  225    397   35     108   185  397
Equity
WRL Transamerica  109   178  242    429   39   118   202  429
Growth
Opportunities
WRL Transamerica  101   154  202    353   31   94    162  353
Money Market
WRL Transamerica  104   165  220    387   34   105   180  387
U.S. Government
Securities
WRL Transamerica  105   168  226    398   35   108   186  398
Value Balanced
***
WRL Value Line    107   173  232    411   37   113   192  411
Aggressive Growth
WRL Van Kampen    106   170  229    403   36   110   189  403
Emerging Growth
VIP Equity-Income 105   168  225    396   35   108   185  396
Portfolio
VIP Contrafundr   106   171  230    405   36   111   190  405
Portfolio
VIP Growth        106   171  230    406   36   111   190  406
Opportunities
Portfolio

* You cannot annuitize your Contract before your Contract's fifth anniversary. If you select the Guaranteed Minimum Income Benefit Rider and you annuitize under the rider, you may annuitize on any rider anniversary. However, if you annuitize under the rider before the rider (or an upgrade of the rider) has been in force for 10 years, your annuity payments will be reduced, and certain other limitations apply.
** As of April 26, 2002, the WRL C.A.S.E. Growth subaccount
   merged into the WRL Great Companies-America SM subaccount.
***     As of April 26, 2002, the WRL AEGON Balanced subaccount
   merged into the WRL Transamerica Value Balanced subaccount.

    first paragraph on page 18, second to last sentence, immediately following the Examples table and footnotes:

   The Guaranteed Minimum Income Benefit Rider charge has been calculated assuming a current rider charge of 0.50% (which represents the maximum rider charge after upgrade) of MAV and assuming a current MAV annual growth rate of 6%.

SECTION 2.  ANNUITY PAYMENTS (THE INCOME PHASE)

    Rider Charge Before Annuitization on page 26 - the first four sentences of the first paragraph are replaced with the following:

  Prior to annuitization, a rider charge, currently 0.45% annually of the minimum annuitization value, is deducted from the annuity value on each rider anniversary and pro rata on the termination date of the rider (including Contract surrender and upgrades of the minimum annuitization value).
  If you choose to upgrade, the rider charge is currently 0.45%, but we reserve the right to increase the rider charge after upgrade to 0.50%.

  The remainder of this paragraph is unchanged.

SECTION 5.  EXPENSES

    Guaranteed Minimum Income Benefit Rider Charges on page 39:

  During Accumulation Period. The first two sentences in the first paragraph are replaced with the following:

  Prior to annuitization, a rider charge, currently 0.45% annually of the minimum annuitization value, is deducted from the annuity value on each rider anniversary and pro rata on the termination date of the rider (including Contract surrender and upgrades of the minimum annuitization value). The rider charge after an upgrade is currently 0.45%, but we reserve the right to increase the rider charge after upgrade to 0.50%. Once the rider is issued, the rider charge will not change. Keep in mind that the current rider charge (0.45%) may be higher if you upgrade the rider at a later date because we may increase the rider charge after upgrade up to the maximum (0.50%).

  The last sentence of this paragraph is unchanged.

APPENDIX B - HISTORICAL PERFORMANCE DATA

    Standardized Performance Data, last paragraph immediately before Table 1, third to last sentence on page 84:

  The optional Guaranteed Minimum Income Benefit Rider charge of
  0.45% of minimum annuitization value ("MAV'') and the optional
  Additional Earnings Rider charge of 0.35% of annuity value have not been deducted.

    Non-Standardized Performance Data, last paragraph immediately before Table 3 on page 87, second to last sentence:

  The optional Guaranteed Minimum Income Benefit Rider charge of
  0.45% of MAV and the optional Additional Earnings Rider charge of 0.35% of annuity value have not been deducted.

    Adjusted Historical Performance Data, paragraph immediately following Table 4, second to last sentence on page 90:

  The charge for the optional Guaranteed Minimum Income Benefit
  Rider--0.45% of the minimum annuitization value--and that for the Additional Earnings Rider-0.35% of annuity value--will not be deducted.


WRL00041 - 12/2002


















































                             PART B

          THE STATEMENT OF ADDITIONAL INFORMATION FROM
POST-EFFECTIVE AMENDMENT  NO. 4, AS SUPPLEMENTED, IS INCORPORATED
                       HEREIN BY REFERENCE




















































                       WRL FREEDOM PREMIER
                        VARIABLE ANNUITY

                         Issued Through
                   WRL SERIES ANNUITY ACCOUNT
                               By
           WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

               Supplement Dated December 31, 2002
    to Statement of Additional Information dated May 1, 2002
                   as Supplemented May 1, 2002

Please use this supplement with the WRL Freedom Premier statement of additional information dated May 1, 2002, as supplemented May
1, 2002. Please read this supplement carefully and keep it with your May 1, 2002 statement of additional information, as supplemented May 1, 2002, for future reference.

Effective as of the date of this supplement, we have increased the Guaranteed Minimum Income Benefit Rider charge from 0.35% to 0.45%. If you purchase this rider or if you upgrade this rider, then the new 0.45% charge will apply. However, if you have already purchased this rider and if you do not upgrade your rider, then your current Guaranteed Minimum Income Benefit Rider charge will remain unchanged.

As a result of the Guaranteed Minimum Income Benefit Rider charge increase, the statement of additional information is amended in the following respects:

HISTORICAL PERFORMANCE DATA

    Total Returns - first sentence of first paragraph after formula on page 19:

  For purposes of the total return quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, the calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period except the 0.45% for the optional Guaranteed Minimum Income Benefit Rider and the 0.35% optional Additional Earnings Rider.

    Other Performance Data - second paragraph after formula on page 19, last sentence:

  The charge for the optional Guaranteed Minimum Income Benefit
  Rider of 0.45% of the minimum annuitization value and the Additional Earnings Rider of 0.35% of annuity value will not be deducted.



AG00768 - 12/2002



WRL Series Annuity Account
                             PART C
                        OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)  Financial Statements

               The financial statements for the WRL Series
               Annuity Account and for Western Reserve Life
               Assurance Co. of Ohio ("Western Reserve") are included in Part B.

         (b)  Exhibits

                        (1)       Resolution of the Board of
                    Directors of Western Reserve establishing the separate account 1/

               (2)  Not Applicable

               (3)  Distribution of Contracts

                    (a)  Master Service and Distribution Compliance Agreement 1/
                    (b) Amendment to Master Service and Distribution Compliance Agreement 2/
(c) Form of Broker/Dealer Supervisory and Service
                         Agreement 2/
                    (d)  Principal Underwriting Agreement 2/
                    (e)  First Amendment to Principal Underwriting Agreement 2/

               (4)       (a)      Specimen Flexible Payment
                         Variable Accumulation Deferred Annuity
                         Contract 3/
                    (b)  Guaranteed Minimum Income Benefit Rider (GIB01) 3/
                    (c)  Guaranteed Minimum Income Benefit Rider (GIB02) 4/
                    (d)  Terminal Illness Rider (EA132) 3/
                    (e)  Nursing Care Facility Waiver Endorsement (EA133) 3/
                    (f)  Tax-Sheltered Annuity Endorsement (EA125) 5/
                    (g)  Endorsement - Contract Loan Provisions (EA126) 5/
                    (h)  Endorsement - Dollar Cost Averaging (EA134) 5/
                    (i)  Endorsement - Asset Rebalancing Program (EA135) 5/
                    (j)  Additional Earnings Rider (AER01) 4/
                    (k) Guaranteed Minimum Death Benefit Endorsements (EA138A, EA139, EA139B, EA140) 4/

               (5)  Application for Flexible Payment Variable
                    Accumulation Deferred Annuity Contract 6/

               (6)       (a)      Second Amended Articles of
                         Incorporation of Western Reserve 1/
                         (b)      Certificate of First Amendment
                         to Second Amended Articles of
                         Incorporation of Western Reserve 7/
                    (c)  Amended Code of Regulations of Western
                         Reserve 1/

               (7)  Not Applicable

               (8)       (a)      Participation Agreements Among
                         Variable Insurance Products Fund,
                         Fidelity Distributors Corporation and
                         Western Reserve Life Assurance Co. of
                         Ohio dated June 14, 1999 8/
                    (b) Amendment No. 1 dated March 15, 2000 to Participation Agreement -Variable Insurance Products Fund 5/
                    (c) Second Amendment dated April 12, 2001 to Participation Agreement - Variable Insurance Products Fund 9/
(d) Participation Agreement Among Variable Insurance
                         Products
                         Fund II, Fidelity Distributors Corporation and
                         Western Reserve
                         Life Assurance Co. of Ohio dated June 14, 1999 8/
                    (e)  Amendment No. 1 dated March 15, 2000 to Participation
                         Agreement -Variable Insurance Products Fund II 5/
(f)  Second Amendment dated April 12, 2001 to Participation
Agreement - Variable Insurance Products Fund II 9/
(g)  Participation Agreement Among Variable Insurance Products
Fund III, Fidelity Distributors Corporation and Western Reserve
Life Assurance Co. of Ohio dated June 14, 1999 8/
(h)  Amendment No. 1 dated March 15, 2000 to Participation
Agreement - Variable Insurance Products Fund 5/
(i)  Second Amendment dated April 12, 2001 to Participation
Agreement - Variable Insurance Products Fund III 9/

               (9)  Opinion and Consent of Thomas E. Pierpan,
                    Esq. as to Legality of Securities Being
                    Registered 10/

               (10)      (a)      Written Consent of Sutherland
                         Asbill & Brennan LLP
                    (b)  Written Consent of Ernst & Young LLP

               (11) Not Applicable

               (12) Not Applicable

               (13) Schedules for Computation of Performance
Quotations 11/

               (14) Not Applicable

               (15) Powers of Attorney 12/

_____________________________________
1/   This exhibit was previously filed on Post-Effective
     Amendment No. 11 to Form N-4 dated April 20, 1998 (File No.
     33-49556) and is incorporated herein by reference.
2/  This exhibit was previously filed on Post-Effective
    Amendment No. 4 to Form S-6 dated April 21, 1999 (File No.
    333-23359) and is incorporated herein by reference.




3/  This exhibit was previously filed on the Initial
    Registration Statement on Form N-4 dated July 12, 1999 (File No. 333-82705) and is incorporated herein by reference.
4/  This exhibit was previously filed on Post-Effective
    Amendment No. 3 to Form N-4 dated February 19, 2002 (File
    No. 333-82705) and is incorporated herein by reference.
5/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.
6/  This exhibit was previously filed on Post-Effective
    Amendment No. 15 to Form N-4 dated April 23, 2002 (File No. 33-49556) and is incorporated herein by reference
7/  This exhibit was previously filed on Post-Effective
    Amendment No. 1 to Form N-4 dated April 21, 2000 (File No. 333-82705) and is incorporated herein by reference.
8/  This exhibit was previously filed on the Initial
    Registration Statement to Form S-6 dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.
9/  This exhibit was previously filed on Post-Effective
    Amendment No. 16 to Form S-6 dated April 16, 2001 (File No. 33-69138) and is incorporated herein by reference.
10/ This exhibit was previously filed on Pre-Effective Amendment
    No. 1 to Form N-4 dated September 25, 1999 (File No. 333-82705) and is incorporated herein by reference.
11/ This exhibit was previously filed on Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.
12/ This exhibit was previously filed on Post-Effective
    Amendment No. 5 to Form N-4 dated November 1, 2002 (File No. 333-82705) and is incorporated herein by reference.

Item 25.  Directors and Officers of the Depositor

   Name          Principal         Position and Offices
                 Business Address  with Depositor

Michael W.    (1)               Chairman of the Board
   Kirby                           and
                                   Chief Executive
                                   Officer

   Jerome C.     (1)               Director and President
   Vahl

   Kevin         (2)               Director and Vice President
   Bachmann

   Brenda K.     (1)               Director and Vice President
   Clancy

   Paul Reaburn  (1)               Director and Vice President




   Alan M.       (2)               Executive Vice
   Yaeger                          President, Actuary
                                   and Chief Financial
                                   Officer



   William H.    (2)               Senior Vice
   Geiger                          President, Secretary,
                                   Corporate Counsel and
                                   Group Vice
                                   President -
                                   Compliance

   Allan J.      (2)               Vice President,
   Hamilton                        Treasurer
                                   and Controller
_________________________
(1) 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001
(1)  570 Carillon Parkway, St. Petersburg, Florida  33716

Item 26.  Persons Controlled By Or Under Common Control With The
Depositor Or Registrant.
VERENIGING AEGON - Netherlands Membership Association
AEGON N.V. (Netherlands) (52.27%)
 AEGON Nederland N.V. (Netherlands) (100%)
 AEGON Nevak Holding B.V. (Netherlands) (100%)
 AEGON Derivatives N.V. (Netherlands) (100%)
 Transamerica Corporation and subsidiaries (DE) (100%)
 AEGON DMS Holding B.V. (Netherlands) (100%)
   JC Penney Financial & Marketing Services Group Ltd. (Korea)
(100%)
   JC Penney Direct Marketing Services Japan K.K. (Japan) (100%)
   Canadian Premier Holdings Ltd (Canada) (100%)
      Canadian Premier Life Insurance Company (Canada) (100%)
     Legacy General Insurance Company (Canada) (100%)
   Cornerstone International Holdings Ltd (UK) (100%)
      Cornerstone International Marketing Ltd (UK) (100%)
      Stonebridge International Insurance Ltd (UK) (100%)
   JC Penney Direct Asia Pacific Pty Ltd (Australia) (100%)
      JC Penney Direct Service Asia Pacific Pty Ltd (Australia)
(100%)
      JC Penney Insurance Marketing Asia Pacific Pty Ltd
(Australia) (100%)
 AEGON INTERNATIONAL N.V. (Netherlands) (100%)
   The AEGON Trust - voting trust - (Advisory Board: - Donald J.
Shepard, Joseph B. M. Streppel,
   Dennis Hersch) (DE) (100%)
     AEGON U.S. Holding Corporation (DE) (100%)
      CORPA Reinsurance Company (NY) (100%)
      AEGON Management Company (IN) (100%)
      Short Hills Management Company (NJ) (100%)
      AEGON U.S. Corporation (IA) (100%)
       Commonwealth General Corporation and subsidiaries (DE)
(100%)
       AEGON USA, Inc. (IA) (100%)
       RCC North America LLC (DE) (100%)
       Transamerica Holding Company, L.L.C. (DE) (100%)
          Veterans Life Insurance Company (IL) (100%)
            Peoples Benefit Services, Inc. (PA) (100%)
          Transamerica Life Insurance Company (IA) (100%)
            Professional Life & Annuity Insurance Company (AZ)
(100%)
            AEGON Financial Services Group, Inc. (MN) (100%)
               AEGON Assignment Corporation of Kentucky (KY)
(100%)
               AEGON Assignment Corporation (IL) (100%)
               Transamerica Financial Institutions, Inc. (MN)
(100%)
          AEGON Funding Corp. (DE) (100%)
          AEGON USA Investment Management, LLC (IA) (100%)
          First AUSA Life Insurance Company - insurance holding
co.  (MD) (100%)
             AUSA Life Insurance Company, Inc. - insurance  (NY)
(100%)
             United Financial Services, Inc. (MD) (100%)
             Monumental General Casualty Company (MD) (100%)
             Bankers Financial Life Insurance Company (AZ) (100%)
             The Whitestone Corporation (MD) (100%)
             Cadet Holding Corp. (IA) (100%)
             Monumental General Life Insurance Co. of Puerto Rico
(PR) (51%)
             Iowa Fidelity Life Insurance Company (AZ) (100%)
             Southwest Equity Life Insurance Company (AZ) (100%)
             Life Investors Insurance Company of America - insurance  (IA)
             (100%)
                  Apple Partners of Iowa, L.L.C.  (IA) (100%)
                Life Investors Alliance LLC (DE) (100%)
             Western Reserve Life Assurance Co. of Ohio -
insurance (OH) (100%)
               WRL Insurance Agency, Inc. (CA) (100%)
                  WRL Insurance Agency of Alabama, Inc. (AL)
(100%)
                  WRL Insurance Agency of Massachusetts, Inc.
(MA) (100%)
                  WRL Insurance Agency of Nevada, Inc. (NV) (100%
                  WRL Insurance Agency of Wyoming, Inc. (WY)
(100%)
               AEGON Equity Group, Inc. (FL) (100%)
               AEGON/Transamerica Fund Services, Inc. - transfer
          agent (FL) (100%)
               AEGON/Transamerica Fund Advisers, Inc. -
          investment adviser (FL) (100%)
               World Financial Group Insurance Agency, Inc. (CA)
          (100%)
                 World Financial Group Insurance Agency of
                Alabama, Inc. (AL) (100%)
                World Financial Group Insurance Agency of
      Hawaii, Inc. (HI) (100%)
                World Financial Group Insurance Agency of
      Massachusetts, Inc. (MA) (100%)
                World Financial Group Insurance Agency of
      Nevada, Inc. (NV) (100%)
                World Financial Group Insurance Agency of New
      Mexico (NM) (100%)
                World Financial Group Insurance Agency of
      Wyoming, Inc. (WY) (100%)
                WFG Property & Casualty Insurance Agency, Inc.
      (GA) (100%)
                    WFG Property & Casualty Insurance Agency of
      Alabama, Inc. (AL) (100%)
                    WFG Property & Casualty Insurance Agency of
      California, Inc. (CA) (100%)
                    WFG Property & Casualty Insurance Agency of
      of Mississippi, Inc. (MS)
                    (100%)
                    WFG Property & Casualty Insurance Agency of
      Nevada, Inc. (NV) (100%)
                    WFG Property & Casualty Insurance Agency of
      Wyoming, Inc. (WY) (100%)
          AUSA Holding Company - holding company (MD) (100%)
           AEGON USA Investment Management, Inc. - investment
   adviser  (IA) (100%)
           AEGON USA Securities, Inc. - broker-dealer  (IA)
   (100%)
           Transamerica Capital, Inc. (CA) (100%)
           Universal Benefits Corporation - third party
      administrator (IA) (100%)
           Investors Warranty of America, Inc. - provider of automobile extended maintenance contracts (IA) (100%)
           Massachusetts Fidelity Trust Company - trust company
      (IA) (100%)
           Roundit, Inc. (MD) (50%)
           Long, Miller & Associates, L.L.C. (CA) (33-1/3%)
           Diversified Investment Advisors, Inc. - investment
     adviser (DE) (100%)
             Diversified Investors Securities Corp. - broker-
  dealer  (DE) (100%)
             George Beram & Company, Inc. (MA) (100%)
           Creditor Resources, Inc. - credit insurance  (MI)
   (100%)
             Premier Solutions Group, Inc. (MD) (100%)
             CRC Creditor Resources Canadian Dealer Network Inc. - insurance agency (Canada) 100%)
           Money Services, Inc. - financial counseling for employees and agents of affiliated companies (DE) (100%)
             ORBA Insurance Services, Inc. (CA) (40.15%)
             ADB Corporation, L.LC. (DE) (100%)
             AEGON USA Travel and Conference Services, LLC (IA)
        (100%)
             Great Companies, L.L.C. (IA) (30%)
           Zahorik Company, Inc. - broker-dealer  (CA) (100%)
             ZCI, Inc. (AL) (100%)
             Zahorik Texas, Inc. (TX) (100%)
           Monumental General Insurance Group, Inc. - holding
      company  (MD) (100%)
             Monumental General Mass Marketing, Inc. - marketing
        (MD) (100%)
             Trip Mate Insurance Agency, Inc. (KS) (100%)
             Monumental General Administrators, Inc. (MD) (100%)
               National Association Management and Consultant
      Services, Inc. (MD) (100%)
           AEGON Asset Management Services, Inc. (DE) (100%)
             World Group Securities, Inc. (DE) (100%)
             World Financial Group, Inc. (DE) (100%)
           InterSecurities, Inc. - broker-dealer  (DE) (100%)
           Idex Investor Services, Inc. - shareholder services
 (FL) (100%)
           Idex Management, Inc. - investment adviser  (DE)
      (100%)
           AEGON USA Realty Advisors Inc. - real estate investment services (IA) (100%)
            QSC Holding, Inc. (DE) (100%)
             Realty Information Systems, Inc. - information systems for real estate investment management  (IA) (100%)
             AEGON USA Real Estate Services, Inc. (DE) (100%)

 Item 27.Number of Contract Owners

          As of December 18, 2002, 10,262 nonqualified contracts and 19,814 qualified contracts were in force.



 Item 28.Indemnification

          Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                  Ohio General Corporation Law

           Section 1701.13  Authority of corporation.

     (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

          (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

          (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

          (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;
           (b)        If the quorum described in division
 (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

          (c) By the shareholders;

          (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

     Any determination made by the disinterested directors under division (E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division
 (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

          (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

          (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

       (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and
 (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

     (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

     (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or (7).

     (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

   Second Amended Articles of Incorporation of Western Reserve

                         ARTICLE EIGHTH

     EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or (b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

     (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

     (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

     (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

         Amended Code of Regulations of Western Reserve

                            ARTICLE V

            Indemnification of Directors and Officers

     Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                      Rule 484 Undertaking

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.




 Item 29.Principal Underwriter

          (a) AFSG Securities Corporation ("AFSG") is the principal underwriter for the Contracts. AFSG currently serves as principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VL A and Legacy Builder Variable Life Separate Account of Transamerica Life Insurance Company; the Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B of AUSA Life Insurance Company, Inc.; the Separate Account I, Separate Account II, and Separate Account V of Peoples Benefit Life Insurance Company; the WRL Series Life Account, WRL Series Annuity Account, and WRL Series Annuity Account B of Western Reserve Life Assurance Co. of Ohio; Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3 of Transamerica Occidental Life Insurance Company; and Separate Account VA-2LNY of Transamerica Life Insurance Company of New York.

          (b)  Directors and Officers of AFSG

                       Principal
       Name            Business      Position and Offices
                       Address       with Underwriter

       Larry N.        (1)           Director and President
       Norman
       Anne M. Spaes   (1)           Director and Vice
                                     President

       Lisa A.         (1)           Director, Vice
       Wachendorf                    President and
                                     Chief Compliance
                                     Officer

       John K. Carter  (2)           Vice President

       William G.      (2)           Vice President,
       Cummings                      Treasurer
                                     and Controller

       Thomas R.       (2)           Vice President
       Moriarty
       Christopher G.  (2)           Vice President
       Roetzer
       Michael V.      (2)           Vice President
       Williams
       Frank A. Camp   (1)           Secretary

       Priscilla I.    (2)           Assistant Vice
       Hechler                       President and
                                     Assistant Secretary

       Linda Gilmer    (1)           Assistant Treasurer

       Darin D. Smith  (1)           Vice President and
                                     Assistant Secretary

       Teresa L.       (1)           Assistant Compliance
       Stolba                        Officer

       Emily Bates     (3)           Assistant Treasurer

       Clifton W.      (4)           Assistant Treasurer
       Flenniken
  ______________________________________
  (1)  4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001
  (2)  570 Carillon Parkway, St. Petersburg, Florida 33716-1202
  (3)  400 West Market Street, Louisville, Kentucky 40202
  (4)  1111 North Charles Street, Baltimore, Maryland 21201

        (c) Compensation to Principal Underwriter

                   Net
      Name of      Underwriting  Compensation  Brokerage
      Principal                   on           Commissions  Commissions
      Underwriter  Discounts     Redemption
                   and
                   Commissions

      AFSG
      Securities    0                  0         $56,595,212    0
      Corporation                                (1)
                    0                  0         $113,821,344   0
                                                 (2)

(1)  fiscal year 2001
(2)  fiscal year 2000

 Item 30.Location of Accounts and Records

          All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve, 570 Carillon Parkway, St. Petersburg, Florida 33716.

 Item 31.Management Services

          Not Applicable

 Item 32.Undertakings

          Western Reserve hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

          Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

   Item 33. Section 403(b)(11) Representation

          Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

          Texas ORP Representation

          The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule


































SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on this 26th day of December, 2002.

                             WRL SERIES ANNUITY ACCOUNT
                             (Registrant)


                             By:  /s/ Michael W. Kirby________
                                Michael W. Kirby,  Chairman of
                               the Board and
                                Chief Executive Officer of
                                Western Reserve Life Assurance
                               Co. of Ohio */

                             WESTERN RESERVE LIFE ASSURANCE
                             CO. OF OHIO
                             (Depositor)

                                 By:  /s/ Michael W. Kirby
                                 Michael W. Kirby, Chairman of
                                 the Board and
                                 Chief Executive Officer */

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to this Registration
Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                        Title                      Date

 /s/ Michael W. Kirby           Chairman of the Board and   December 26, 2002
Michael W. Kirby */             Chief Executive Officer


 /s/ Jerome C. Vahl    Director and President               December 26, 2002
Jerome C. Vahl */


/s/Kevin Bachmann      Director and Vice President          December 26, 2002
Kevin Bachmann */


/s/ Brenda K. Clancy   Director and Vice President          December 26, 2002
Brenda K. Clancy */




/s/ Paul Raeburn       Director and Vice President          December 26, 2002
Paul Raeburn */





/s/ Alan M. Yaeger     Executive Vice President,            December 26, 2002
Alan M. Yaeger         Actuary and Chief Financial
                       Officer

 /s/ Allan J. Hamilton          Vice President, Treasurer   December 26, 2002
Allan J. Hamilton      and Controller


*/s/ John K. Carter
Signed by  John K. Carter
As Attorney-in-Fact







































EXHIBIT INDEX

Exhibit No.                     Description of Exhibit

24(b)(10)(a)                    Written Consent of Sutherland
Asbill & Brennan LLP

(24)(b)(10)(b)                  Written Consent of Ernst & Young
LLP















































EX-99.2.A


                      Exhibit 24(b)(10)(a)

       Written Consent of Sutherland Asbill & Brennan LLP























































                       [S.A.B. Letterhead]



December 26, 2002



Board of Directors
Western Reserve Life Assurance Co. of Ohio
WRL Series Annuity Account
570 Carillon Parkway
St. Petersburg, FL  33716

        RE: WRL Series Annuity Account
            WRL Freedom Premier
            File Nos. 333-82705/811-5672

Gentlemen:

    We hereby consent to the use of our name under the caption "Legal Matters" in the Statement of Additional Information contained in Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-82705) of the WRL Series Annuity Account filed by Western Reserve Life Assurance Co. of Ohio with the Securities and Exchange Commission. In giving this consent, we do not admit that we are in the category of persons whose consent is required under
Section 7 of the Securities Act of 1933.

                             Very truly yours,

                             SUTHERLAND ASBILL & BRENNAN LLP



                             By: /s/ Mary Jane Wilson-Bilik
                                Mary Jane Wilson-Bilik
















EX-99.C1

                      Exhibit 24(b)(10)(b)

              Written Consent of Ernst & Young LLP



















































               Consent of Independent Auditors


  We consent to the incorporation by reference in Post-Effective Amendment No. 6 to the Registration Statement (Form N-4 No. 333-82705) of the WRL Series Annuity Account and in the related Prospectus of our reports (1) dated February 15, 2002 with respect to the statutory-basis financial statements and schedules of Western Reserve Life Assurance Co. of Ohio, and
  (2) dated January 31, 2002 with respect to the financial statements of the WRL Series Annuity Account.

                                          ERNST & YOUNG LLP


  Des Moines, Iowa
  December 23, 2002